Note 7 - Long-term Debt and Notes Payable (Details Textual) - USD ($)		12 Months Ended
	Jul. 24, 2020	Oct. 31, 2023	Oct. 31, 2022	Jul. 05, 2022	Jul. 04, 2022
Long-Term Debt, Maturity, Year One		$ 52,624
Long-Term Debt, Maturity, Year Two		8,381,756
Long-Term Debt, Maturity, Year Three		$ 2,565,260
North Mill Capital LLC [Member] | Revolving Credit Facility [Member]
Debt Instrument, Interest Rate, Effective Percentage	4.75%	10.00%
Line of Credit Facility, Restricted Capacity for Advances		$ 1,150,000		$ 1,150,000	$ 1,500,000
Line of Credit Facility, Percent of Eligible Accounts		85.00%
Line of Credit Facility, Percent of Eligible Inventory		35.00%
Line of Credit Facility, Additional Capacity for Advances		$ 5,000,000
Line of Credit Facility, Maximum Borrowing Capacity		18,000,000
Debt Instrument, Term Extensions (Year)	1 year
Long-Term Line of Credit, Total		8,300,000	$ 6,000,000
Line of Credit Facility, Remaining Borrowing Capacity		$ 2,600,000	$ 5,900,000
North Mill Capital LLC [Member] | Revolving Credit Facility [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		1.50%
North Mill Capital LLC [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument, Interest Rate, Effective Percentage		6.00%
North Mill Capital LLC [Member] | Virginia Real Estate Loan [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Effective Percentage		8.50%